REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 198,871	$ 212,174	[1]	$ 189,389	[1]
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	193,419	202,684		182,294
US | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	193,400	202,700
Revenue benchmark | Customer Concentration Risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 156,600	$ 161,700		$ 146,600
Percentage of entity's revenue	79.00%	76.00%		77.00%

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.